CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings
Net product sales	$ 545,985	$ 528,369	$ 517,149
Rental and royalty revenue	3,885	4,136	4,299
Total revenue	549,870	532,505	521,448
Product cost of goods sold	365,573	365,225	349,334
Rental and royalty cost	976	1,038	1,088
Total costs	366,549	366,263	350,422
Product gross margin	180,412	163,144	167,815
Rental and royalty gross margin	2,909	3,098	3,211
Total gross margin	183,321	166,242	171,026
Selling, marketing and administrative expenses	113,842	108,276	106,316
Earnings from operations	69,479	57,966	64,710
Other income, net	4,685	2,946	8,358
Earnings before income taxes	74,164	60,912	73,068
Provision for income taxes	22,160	16,974	20,005
Net earnings	52,004	43,938	53,063
Earnings per share (in dollars per share)	$ 0.89	$ 0.74	$ 0.88
Average Common and Class B Common shares outstanding (in shares)	58,742	59,606	60,398
Other comprehensive income (loss), before taxes
Foreign currency translation adjustments	1,303	(2,496)	856
Unrealized gains (losses) for the period on investments	1,980	1,030	(1,179)
Less: reclassification adjustment for (gains) losses to net earnings	0
Unrealized gains (losses) on investments	1,980	1,030	(1,179)
Unrealized gains (losses) for the period on derivatives	(339)	(397)	7,313
Less: reclassification adjustment for (gains) to net earnings	(243)	(7,531)	(2,651)
Unrealized gains (losses) on derivatives	(582)	(7,928)	4,662
Unrealized gains (losses) for the period on postretirement and pension benefits	1,066	(3,593)	(3,135)
Less: reclassification adjustment for losses to net earnings	1,036	501	128
Unrealized gains (losses) on postretirement and pension benefits	2,102	(3,092)	(3,007)
Total other comprehensive income (loss), before tax	4,803	(12,486)	1,332
Income tax related to items of other comprehensive income	(1,297)	3,746	(149)
Comprehensive earnings	55,510	35,198	54,246
Retained earnings at beginning of year	114,269	135,866	147,687
Net earnings	52,004	43,938	53,063
Cash dividends	(47,729)	(18,360)	(18,078)
Stock dividends	(38,334)	(47,175)	(46,806)
Retained earnings at end of year	$ 80,210	$ 114,269	$ 135,866